Label	Element	Value
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement dated April 13, 2023
to the Class Y Prospectus dated January 31, 2023, as amended February 17, 2023 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Income Fund
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based index and a secondary Blended Benchmark index, which consists of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%). The Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of April 13, 2023, the 15% component of the Fund's blended benchmark was changed from the S&P 500 Index to the MSCI All Country World Index (Net). The Adviser believes that this revised blended benchmark is a better comparison of the Fund's performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Change in Secondary Benchmark Index of the Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2022)," the first paragraph thereunder is hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and a secondary Blended Benchmark index, which consists of the Bloomberg U.S. Aggregate Bond Index (45%), the ICE BofA U.S. High Yield Constrained Index (40%) and the MSCI All Country World Index (Net) (15%). The Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

In addition, under the same sub-heading, the table thereunder is hereby deleted and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2012
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% MSCI All Country World Index (Net)(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2012
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.90%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.02%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2012	[1]
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.13%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.20%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2012	[2]
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.19%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[2]
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.73%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.39%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.87%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[2]

[1]	As of April 13, 2023, the 15% component of the Fund's blended benchmark was changed from the S&P 500 Index to the MSCI All Country World Index (Net). The Adviser believes that this revised blended benchmark is a better comparison of the Fund's performance.
[2]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.